Marketable securities and securities investments (Tables)	12 Months Ended
Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Debt and Equity Securities of Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities

Marketable securities and securities investments, primarily included in the Financial Services segment, are comprised of debt and equity securities for which the aggregate cost, gross unrealized gains and losses and fair value pertaining to available-for-sale securities and held-to-maturity securities are as follows:

	Yen in millions
	March 31, 2015				March 31, 2016
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Debt securities:
Japanese national government bonds	1,074,900	147,274	(80)	1,222,094	1,136,478	218,863	(6)	1,355,335
Japanese local government bonds	66,442	465	(16)	66,891	60,707	86	(254)	60,539
Japanese corporate bonds	108,109	767	(7)	108,869	132,739	11,472	(230)	143,981
Foreign government bonds	34,168	7,397	(111)	41,454	35,896	5,724	(160)	41,460
Foreign corporate bonds	452,145	13,645	(942)	464,848	415,994	5,738	(3,185)	418,547
Other	—	—	—	—	884	0	—	884

	1,735,764	169,548	(1,156)	1,904,156	1,782,698	241,883	(3,835)	2,020,746

Equity securities	73,411	127,322	(741)	199,992	44,752	70,590	(21)	115,321

Held-to-maturity securities:
Japanese national government bonds	4,846,986	819,386	(103)	5,666,269	5,353,080	2,020,621	—	7,373,701
Japanese local government bonds	4,996	428	—	5,424	4,480	522	—	5,002
Japanese corporate bonds	26,848	4,501	—	31,349	61,811	17,382	—	79,193
Foreign government bonds	32,682	11,534	—	44,216	42,934	10,631	—	53,565
Foreign corporate bonds	57,783	25	—	57,808	198	24	—	222

	4,969,295	835,874	(103)	5,805,066	5,462,503	2,049,180	—	7,511,683

Total	6,778,470	1,132,744	(2,000)	7,909,214	7,289,953	2,361,653	(3,856)	9,647,750

Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity

The following table presents the cost and fair value of debt securities classified as available-for-sale securities and held-to-maturity securities by contractual maturity:

	Yen in millions
	March 31, 2016
	Available-for-sale securities		Held-to-maturity securities
	Cost	Fair value	Cost	Fair value
Due in one year or less	172,912	164,603	2,841	2,879
Due after one year through five years	375,988	385,222	22,738	23,583
Due after five years through ten years	304,275	341,233	237,263	279,200
Due after ten years	929,523	1,129,688	5,199,661	7,206,021

Total	1,782,698	2,020,746	5,462,503	7,511,683

Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position

The following tables present the gross unrealized losses on, and fair value of, Sony’s investment securities with unrealized losses, aggregated by investment category and the length of time that individual investment securities have been in a continuous unrealized loss position, at March 31, 2015 and 2016.

	Yen in millions
	March 31, 2015
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	24,699	(80)	372	—	25,071	(80)
Japanese local government bonds	3,772	(5)	1,702	(11)	5,474	(16)
Japanese corporate bonds	8,222	(7)	—	—	8,222	(7)
Foreign government bonds	4,607	(111)	—	—	4,607	(111)
Foreign corporate bonds	115,523	(887)	6,653	(55)	122,176	(942)

	156,823	(1,090)	8,727	(66)	165,550	(1,156)

Equity securities	4,636	(730)	9	(11)	4,645	(741)

Held-to-maturity securities:
Japanese national government bonds	19,986	(103)	—	—	19,986	(103)

Total	181,445	(1,923)	8,736	(77)	190,181	(2,000)

	Yen in millions
	March 31, 2016
	Less than 12 months		12 months or more		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
Debt securities:
Japanese national government bonds	2,056	(6)	—	—	2,056	(6)
Japanese local government bonds	38,383	(223)	2,929	(31)	41,312	(254)
Japanese corporate bonds	41,206	(201)	3,125	(29)	44,331	(230)
Foreign government bonds	5,882	(147)	1,140	(13)	7,022	(160)
Foreign corporate bonds	127,369	(2,535)	30,919	(650)	158,288	(3,185)

	214,896	(3,112)	38,113	(723)	253,009	(3,835)

Equity securities	166	(10)	10	(11)	176	(21)

Total	215,062	(3,122)	38,123	(734)	253,185	(3,856)